Income taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes
Note 13. Income taxes
The income tax benefit for the three and six months ended June 30, 2021 is $
12.9
 million and $25.8 million, respectively. The income tax benefit on the pre-tax
loss for the three months and six months ended
June 30, 2021 was different than the amount expected at the statutory federal income tax rate primarily as a result of additional state income tax benefit offset by valuation allowances recorded on certain deferred tax assets in the U.S. and foreign jurisdictions, non-deductible
equity compensation, and the remeasurement of the Company’s net deferred tax assets in the U. K. due to a recently enacted tax rate during the three months ended June 30, 2021.
The income tax expense for the three months ended June 30, 2020 was $6.3 million. During the three months ended June 30, 2020, management increased the valuation allowance by $15.3 million for U.S. and certain foreign jurisdictions deferred tax assets that management believes are not more-more-likely-than-not
to be fully realized in future periods. The income tax expense on the pre-tax
loss for the three months ended June 30, 2020 was different than the amount expected at the statutory federal income tax rate primarily as a result of additional state income tax benefit offset by valuation allowances recorded on certain deferred tax assets in the U.S. and foreign jurisdictions and non-deductible
equity compensation. The income tax benefit for the six ended June 30, 2020 was $8.1 million. The income tax benefit on the pre-tax
loss for the three months ended June 30, 2020 was different than the amount expected at the statutory federal income tax rate primarily as a result of additional state income tax benefit offset by valuation allowances recorded on certain deferred tax assets in the U.S. and foreign jurisdictions, foreign withholding taxes, and non-deductible
equity compensation.
The uncertain tax benefits decreased by $1.0 million related to payments made with Canada withholding tax return filings during the three months ended June 30, 2021.

Note 17. Income taxes
The income tax (expense) benefit from continuing operations for the years ended December 31, 2020, 2019 and 2018 consists of the following (in millions):

	2020	2019	2018
Domestic and foreign (loss) earnings:
U.S. loss	$(97.9)	$(374.0)	$(187.5)
Foreign (loss) earnings	(21.4)	(6.9)	0.8

Total loss from continuing operations before income taxes	(119.3)	(380.9)	(186.7)

Current:
U.S. Federal	$—	$—	$—
U.S. State and local	(0.2)	(1.8)	2.1
Foreign	(2.2)	(0.4)	(0.7)

Total current tax provision	(2.4)	(2.2)	1.4

Deferred:
U.S. Federal	5.7	70.0	31.5
U.S. State and local	(1.7)	14.9	11.3
Foreign	(5.1)	3.2	(2.9)

Total deferred tax benefit	(1.1)	88.1	39.9

Total income tax (expense) benefit	$(3.5)	$85.9	$41.3

The effective tax rate for the years ended December 31, 2020, 2019 and 2018 is (2.9)%, 22.6% and 22.1%, respectively. An income tax reconciliation between the U.S. statutory tax rate of 21% for each of the years ended December 31, 2020, 2019 and
2018
and the effective tax rate is as follows (in millions). Refer to Note 3 for income tax impact on discontinued operations.

	2020	2019	2018
Income tax at U.S. federal statutory income tax rate	$25.1	$80.0	$39.2
State and local taxes, net of federal income tax benefit	9.2	17.5	10.9
Valuation allowance	(31.6)	(4.0)	1.7
Nondeductible Equity-based compensation	(1.6)	(3.0)	(2.9)
Taxes of foreign operations at rates different than U.S. Federal statutory rates	(1.9)	2.8	(0.3)
Foreign adjustments	(1.8)	—	—
Impact of U.S. Tax Act	—	(1.5)	(2.7)
GILTI inclusion	—	(0.8)	—
NOL adjustment	—	(1.0)	(2.6)
Other	(0.9)	(4.1)	(2.0)

Total income tax (expense) benefi t	$(3.5)	$85.9	$41.3

The effective tax rate for the years ended December 31, 2020, 2019, and 2018 differs from the U.S. Federal income tax rate of 21% primarily due to state taxes and U.S. and foreign taxes on the Company’s earnings as well as recorded valuation allowances. During the year ended December 31, 2020, the effective tax rate was lower primarily due to the valuation allowance recorded on certain deferred tax assets which are not more-likely-than-not
to be realized
.

The Tax Act, which was signed into law on December 22, 2017, contained many significant changes to the U.S. federal income tax laws. Among other things, the Tax Act reduced the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018, limited the tax deductibility of interest expense, accelerated expensing of certain business assets and transitioned the U.S. international taxation from a worldwide tax system to a territorial tax system by imposing a one-time
mandatory repatriation of undistributed foreign earnings. Also included in the Tax Act was the implementation of a minimum tax on foreign earnings called GILTI. For the year ended December 31, 2020, the Company did not record any income tax expense attributable to GILTI.
On March 27,2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. Intended to provide economic relief to those impacted by the
COVID-19
pandemic, the CARES Act includes provisions, among other things, addressing the carryback of NOLs for specific periods and temporary modification to the limitation placed on the tax deductibility of net interest. The Company does not expect that the NOL carryback provision of the CARES Act will result in a material cash benefit to the Company.
The CARES Acts also contains modifications to the limitation of business interest for tax years beginning in 2019 and 2020. The modifications to Section 163(j) increase the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income. This modification significantly increases the allowable interest expense deduction of the Company and resulted in significantly less taxable income for the year-ended 2020.
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities consists of the following (in millions):

	2020	2019
Deferred tax assets:
Capital leases	$27.8	$17.2
Other accruals	15.6	12.0
Deferred rent	4.8	3.0
Acquisition and other related costs	6.2	5.7
Net operating loss carryforward	73.8	52.1
Interest expense carryforward	35.4	31.9
Asset retirement obligations	1.6	1.5
Allowance for doubtful accounts	2.0	7.7
Impairment of Promissory Notes	9.1	32.3
Other	—	2.9
Valuation allowance	(37.3)	(5.7)

Total deferred tax assets	139.0	160.6

Less deferred tax liabilities:
Intangibles	(177.0)	(182.0)
Property, plant and equipment	(35.9)	(48.8)
Contract asset	(2.0)	(8.0)
Other	(1.3)	—

Total deferred tax liability	(216.2)	(238.8)

Deferred tax liability, net	$(77.2)	$(78.2)

As of December 31, 2020 and 2019, $0.6 million and $5.6 million, respectively, of deferred tax assets above is included in other assets and $77.8 million and $83.8 million, respectively is included in deferred income tax liabilities in the accompanying consolidated balance sheets. The Company anticipates most of its deferred tax assets will be realized within the period during which its deferred tax liabilities are expected to reverse. However, there are certain U.S. federal and foreign deferred tax assets as well as state net operating losses (“NOLs”) that are not expected to be realized before expiration and as such are not more-likely-than-not
realizable and the Company has recorded a valuation allowance against such deferred tax assets.
As of December 31, 2020, the Company has U.S. Federal NOL carryforwards of $230.1 million generated in tax years 2017 through 2020 of which $65.2 million will expire in 2037 and $164.9 million will carry forward indefinitely. The Company has state NOL carryforwards of $356.7 million generated in tax years beginning after 2004. The state NOL carryforwards of $313.7 million will expire from 2021 to 2040 and $43.0 million will carryforward indefinitely. Additionally, the Company has foreign NOL carry forwards of $15 million generated from tax years 2017 to 2020, of which $6.1 will expire between 2037 and 2040 and $8.9 million carryforward indefinitely.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. In making such a determination, we considered all available positive and negative evidence, including our past operating results, forecasted earnings, frequency and severity of current and cumulative losses, duration of statutory carryforward periods, future taxable income and prudent and feasible tax planning strategies. On the basis of this evaluation, we continue to maintain a valuation allowance against a portion of the Company’s deferred tax assets. As of December 31, 2020, the Company has recorded a valuation allowance of $37.3 million for the portion of the deferred tax asset that did not meet the more-likely-than-not
realization criteria. The Company recorded an increase in its valuation allowance on its net deferred taxes of $31.6 million during the year ended December 31, 2020. The changes in valuation allowance are primarily due to certain U.S. and Foreign tax assets that management believes are not more-likely-than-not
to be fully realized in future periods. In addition, certain state NOL carryforward assets are reduced by a valuation allowance and/or are subject to an annual limitation under Internal Revenue Code Section 382.
The Company is subject to taxation in the United States and various foreign jurisdictions. As of December 31, 2020, the Company is no longer subject to examination by the Internal Revenue Service for tax years prior to 2017 and generally not subject to examination by state tax authorities for tax years prior to 2015. With few exceptions, the Company is no longer subject to foreign examinations by tax authorities for tax years prior to 2017. The Company has not filed withholding tax returns or income tax returns in a few foreign jurisdictions. As such, the statutes of limitations have not commenced with respect to the unfiled returns. The Company is currently under examination in the United States by the IRS and some state tax authorities and is currently under audit in Germany for its 2016 tax year. However, the outcome and any resulting liability related to Germany is not the responsibility of the Company.
The Company anticipates a decrease of $1.0 million in uncertain tax benefits related to Canada and Singapore withholding tax return filings.
The Company does not have any unrecorded unrecognized tax positions (“UTPs”) as of December 31, 2020 other than the amounts detailed in the table below. While the Company currently does not have any other UTPs, it is foreseeable that the calculation of the Company’s tax liabilities may involve dealing with uncertainties in the application of complex tax laws and regulations in a multitude of jurisdictions across the

Company’s global operations. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. Upon identification of a UTP, the Company would (1) record the UTP as a liability in accordance with ASC 740 and (2) adjust these liabilities if/when management’s judgment changes as a result of the evaluation of new information not previously available. Ultimate resolution of UTPs may produce a result that is materially different from an entity’s estimate of the potential liability. In accordance with ASC 740, the Company would reflect these differences as increases or decreases to income tax expense in the period in which new information is available. The Company recognized and includes interest and penalties accrued on uncertain tax positions as a component of income tax expense. The amount of accrued interest and penalties was not significant.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

2020
Beginning balance as of January 1	$—
Additions based on tax positions related to the current year	1.0

Closing balance as of December 31	$1.0

As of December 31, 2020 and 2019, the Company had $1.0 million of unrecognized tax benefits that if recognized would affect the annual effective rate for the corresponding period ending on those dates.
As of December 31, 2020 and 2019, the Company had undistributed foreign earnings of $111.2 million and $113.3 million, respectively, which the Company intends to reinvest indefinitely. During 2020, the Company evaluated its undistributed earnings and made certain distributions from one of its foreign subsidiaries and the tax consequences were recognized in 2020. As part of the Tax Act, the Company paid a one-time
deemed repatriation tax on the ending balance as of December 31, 2017. With respect to the remaining total balance as of December 31, 2020, the Company does not expect to incur U.S. Federal, state, local or foreign withholding taxes on the balance of these unremitted earnings as management plans to indefinitely reinvest these earnings overseas. In the event the Company determines not to continue to assert that all or part of its undistributed foreign earnings are permanently reinvested, such a determination in the future could result in the accrual and payment of additional foreign withholding taxes and U.S. taxes on currency transaction gains and losses, the determination of which is not practicable due to the complexities associated with the hypothetical calculation.